Fair Value Measurements (Details) - USD ($)					1 Months Ended		3 Months Ended		9 Months Ended
	Sep. 02, 2025	Jul. 24, 2025	May 12, 2025	Mar. 10, 2025	Jul. 31, 2025	May 12, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Fair Value Measurements [Line Items]
Fair value measurement			$ 2,942,136			$ 2,942,136		$ 44,392
Stock-based compensation liability			116,669			72,277
Existing stock-based compensation liability			$ 116,669			$ 116,669		44,392
Capitalized implementation costs									41,331
Software expense							$ 41,331	$ 35,340	$ 30,946
Shares issued (in Shares)				221,250						208,010
Warrants share (in Shares)									4,000,000
Acquire shares of common stock (in Shares)					15,000
Exercise price per share (in Dollars per share)		$ 0.942
Warrants exercise price per share (in Dollars per share)	$ 0.0001
Investment in equity securities									$ 8,080,000
PIPE Warrants [Member]
Fair Value Measurements [Line Items]
Existing stock-based compensation liability									72,277
Acquire shares of common stock (in Shares)		15,923,567
Pre-Funded Warrants [Member]
Fair Value Measurements [Line Items]
Invested warrants	$ 4,000,000
Purchase price per warrant share	$ 1
Class B Common Stock [Member]
Fair Value Measurements [Line Items]
Warrants share (in Shares)	1
Fair Value of Assets Acquired	$ 4,000,000
Placement Agent Warrants [Member]
Fair Value Measurements [Line Items]
Acquire shares of common stock (in Shares)		1,057,543
Issuance of Common Stock (in Shares)		1,057,543
H.C Wainwright [Member]
Fair Value Measurements [Line Items]
Warrants share (in Shares)		536,093
Acquire shares of common stock (in Shares)		536,093
Exercise price per share (in Dollars per share)		$ 1.884
Series B Preferred Stock [Member] | PIPE Warrants [Member]
Fair Value Measurements [Line Items]
Warrants share (in Shares)		15,923,567
Class B Common Stock [Member]
Fair Value Measurements [Line Items]
Warrants share (in Shares)	1
Investment in equity securities									$ 8,080,000
PIPE Offering [Member] | Series B Preferred Stock [Member]
Fair Value Measurements [Line Items]
Shares issued (in Shares)		15,000